Other (Income)/Deductions - Net - Footnotes - Indefinite-Lived Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments	$ 396		$ 803	$ 835
NextWave Pharmaceuticals, Inc. [Member]
Indefinite-lived Intangible Assets [Line Items]
Gain on contingent consideration, liability	43		114
Excaliard Pharmaceuticals, Inc. [Member]
Indefinite-lived Intangible Assets [Line Items]
Gain on contingent consideration, liability	89
Global Innovative Pharmaceutical [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments	12		448	173
Global Established Pharmaceutical [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments	166		201	159
Research and Development Expense [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments	190		140	303
Consumer Healthcare [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments	28		14
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)	47	[1]
Trade Names [Member] | Xanax/Xanax XR [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)			109
Trade Names [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Robitussin [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				175
Trade Names [Member] | Consumer Healthcare [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				200
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				393
Impairment of intangible assets, indefinite-lived (excluding goodwill)	190	[1]	227
In Process Research and Development [Member] | Skin Fibrosis [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)	$ 190

[1]	Reflects intangible assets written down to fair value in 2014. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then we applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.